787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

July 3, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Series Trust (File No. 811-7238)

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the SA AB Growth Portfolio, a series of the Registrant, of all of the assets and liabilities of each of the SA Wellington Growth Portfolio, the SA Wellington Growth and Income Portfolio and the SA Wellington Natural Resources Portfolio, each a series of Anchor Series Trust, the SA Boston Company Capital Growth Portfolio and the SA WellsCap Fundamental Growth Portfolio, each a series of the Registrant, and the SA Columbia Focused Growth Portfolio, a series of Seasons Series Trust, in exchange for Class 1, Class 2 and/or Class 3 shares of the SA AB Growth Portfolio.

Pursuant to Rule 488, the Registration Statement designates an effective date of August 2, 2018. Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck

Elliot J. Gluck

Enclosures

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Securities and Exchange Commission

July 3, 2018

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management, LLC

Edward Gizzi, Esq., SunAmerica Asset Management, LLC

Christopher Tafone, Esq., SunAmerica Asset Management, LLC